Conestoga SMid Cap Fund

(the “Fund”)

Institutional Class

Investors Class

Incorporated herein by reference is the supplement to the Fund’s prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 26, 2015 (SEC Accession No. 0001162044-15-000604).

EXHIBIT INDEX

Exhibit No.

Description

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase